Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 43,439,000	$ 43,010,000
Less: Accumulated amortization	(5,547,000)	(1,572,441)
Intangible assets, net	37,892,000	41,437,559
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	5,479,000	5,479,102
Interally developed software [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	750,000	320,898
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	13,800,000	13,800,000
Tradenames [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	3,700,000	3,700,000
Acquired intellectual property [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 19,710,000	$ 19,710,000